PROPERTY AND EQUIPMENT, NET - Property and equipment, held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 871,211	¥ 6,065,200	¥ 5,115,505
Less: Accumulated depreciation	(361,228)	(2,514,800)	(1,870,640)
Property plant and equipment net excluding construction in progress	509,983	3,550,400	3,244,865
Construction-in-progress	271,936	1,893,165	786,377
Property and equipment, net	781,919	5,443,565	4,031,242
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	129,221	899,609	753,319
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	209,536	1,458,749	932,896
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	508,447	3,539,709	3,260,336
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	20,501	142,723	142,723
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,175	22,102	24,390
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 331	¥ 2,308	¥ 1,841